Note 37 - Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries with significant non-controlling interests [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global
Net income (loss) attributable to noncontrolling interests	€ 105	€ 58
Accumulated non-controlling interests of the subsidiary	1,420	1,355
Dividends paid to noncontrolling interests	56	0
Summarised financial information [Abstract]
Total assets	10,952	10,694
Total liabilities	4,100	4,155
Total net revenues	2,389	2,259
Net income (loss)	512	391
Total comprehensive income (loss), net of tax	€ 583	€ 589